Deferred Acquisition Costs and Value of Business Acquired	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Deferred Acquisition Costs and Value of Business Acquired
Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2013	$172,416	$32,045	$204,461
Correction to Balance, January 1, 2013	45,058	—	45,058
Capitalized additions	80,486	—	80,486
Amortization and writedowns	(55,490)	(4,155)	(59,645)
Unrealized investment (gains) losses	71,601	1,327	72,928
Balances, December 31, 2013	314,071	29,217	343,288
Capitalized additions	110,315	—	110,315
Amortization and writedowns	(41,045)	(3,801)	(44,846)
Unrealized investment (gains) losses	(29,933)	(130)	(30,063)
Balances, December 31, 2014	353,408	25,286	378,694
Capitalized additions	63,093	—	63,093
Amortization and writedowns	(96,095)	(4,493)	(100,588)
Unrealized investment (gains) losses	73,012	(68)	72,944
Balances, December 31, 2015	$393,418	$20,725	$414,143

The estimated future amortization of VOBA for the years ended December 31, 2016, through December 31, 2020, is approximately $3,400 per annum.